Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 267	$ 220	$ 197	$ 187
Other non-current assets	23	$ 42	27	45
Total other assets	$ 290		$ 224	$ 232